Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,027,831	$ 837,955
Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,025,095	835,019
Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	29,188	25,299
Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	29,188	25,299
Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	995,907	809,720
Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	273,246	221,176
Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	119,866	97,053
Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	189,028	151,738
Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	64,437	52,209
Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	343,097	281,568
Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,048	5,808
Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	185	168
Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,736	2,936
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	974,993	790,614	$ 871,665
Qualified Retirement Plan | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	972,257	787,678
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	972,257	787,678
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	266,908	215,280
Qualified Retirement Plan | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	117,086	94,465
Qualified Retirement Plan | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	184,642	147,693
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	62,943	50,817
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	335,138	274,062
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,359	5,198
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	181	163
Qualified Retirement Plan | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,736	2,936
PBOP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,838	47,341	$ 54,608
PBOP | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,838	47,341
PBOP | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	29,188	25,299
PBOP | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	29,188	25,299
PBOP | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23,650	22,042
PBOP | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,338	5,896
PBOP | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,780	2,588
PBOP | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	4,386	4,045
PBOP | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,494	1,392
PBOP | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	7,959	7,506
PBOP | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	689	610
PBOP | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	4	5
PBOP | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 0	$ 0